Provisions - Restructuring related provisions (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Provisions [Line items]
Releases		€ 88
Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		201		€ 297		€ 380
Additional provisions other provisions		150		158		194
Utilizations		(96)		(197)		(189)
Releases		(37)		(61)		(88)
Other changes		(107)	[1]	4	[2]
Other provisions at end of period		112		201		297
Personal Health [Member] | Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		5		32		13
Additional provisions other provisions		14		7		30
Utilizations		(5)		(29)		(7)
Releases		(6)		(2)		(4)
Other changes		(1)	[1]	(3)	[2]
Other provisions at end of period		7		5		32
Diagnosis & Treatment [Member] | Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		13		28		29
Additional provisions other provisions		46		11		30
Utilizations		(16)		(19)		(24)
Releases		(5)		(6)		(7)
Other changes		(1)	[1]	(1)	[2]
Other provisions at end of period		38		13		28
Connected Care & Health Informatics [Member] | Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		13		21		16
Additional provisions other provisions		27		11		20
Utilizations		(12)		(14)		(12)
Releases		(6)		(6)		(3)
Other changes		(1)	[1]	1	[2]
Other provisions at end of period		20		13		21
HealthTech Other [Member] | Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		37		38		87
Additional provisions other provisions		55		35		25
Utilizations		(27)		(16)		(32)
Releases		(16)		(19)		(41)
Other changes		(1)	[1]	(1)	[2]	(1)	[3]
Other provisions at end of period		47		37		38
Lighting [Member] | Restructuring provision [Member]
Provisions [Line items]
Other provisions at beginning of period		133		178		235
Additional provisions other provisions		9		95		89
Utilizations		(35)		(118)		(114)
Releases		(3)		(27)		(33)
Other changes		€ (104)	[1]	5	[2]	1	[3]
Other provisions at end of period				133		€ 178
Legacy Items [Member] | Restructuring provision [Member]
Provisions [Line items]
Additional provisions other provisions				(1)
Utilizations				(1)
Releases				(1)
Other changes	[2]			€ 3

[1]	Other changes primarily relate to translation differences and reclassifications to liabilities directly associated with assets held for sale.
[2]	Other changes primarily relate to translation differences and transfers between segments
[3]	Other changes primarily relate to translation differences and transfers between segments